Segment Information	12 Months Ended
Sep. 30, 2012
Segment Information [Abstract]
Segment Information
Segment Information

Our business segments comprise the following: Corrugated Packaging, consisting of our containerboard mills and our corrugated converting operations; Consumer Packaging, consisting of our coated and uncoated paperboard mills, consumer packaging converting operations and merchandising display facilities; and Recycling, which consists of our recycled fiber brokerage and collection operations.

Some of our operations included in the segments are located in Canada, Mexico, Chile, Argentina, Puerto Rico and China. The table below reflects financial data of our foreign operations for each of the past three fiscal years (in millions, except percentages):

	Years Ended September 30,
	2012	2011	2010
Foreign net sales to unaffiliated customers	$1,238.6	$639.0	$267.9
Foreign segment income	$48.7	$62.1	$32.9
Foreign long-lived assets	$496.7	$513.1	$96.8
Foreign operations as a percent of consolidated operations:
Foreign net sales to unaffiliated customers	13.5%	11.8%	8.9%
Foreign segment income	6.8%	11.7%	7.9%
Foreign long-lived assets	8.9%	9.3%	7.7%

The foreign net sales to unaffiliated customers, segment income and long-lived assets are primarily associated with operations in Canada.

We evaluate performance and allocate resources based, in part, on profit from operations before income taxes, interest and other items. The accounting policies of the reportable segments are the same as those described above in “Note 1. Description of Business and Summary of Significant Accounting Policies”. We account for intersegment sales at prices that approximate market prices. For segment reporting purposes, we include our equity in income of unconsolidated entities in segment income, as well as our investments in unconsolidated entities in segment identifiable assets, neither of which is material.

We do not allocate some of our income and expenses to our segments and, thus, the information that management uses to make operating decisions and assess performance does not reflect such amounts. Items not allocated are reported as non-allocated expenses or in other line items in the table below after segment income.

The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2012	2011	2010
Net sales (aggregate):
Corrugated Packaging	$6,171.2	$2,768.7	$800.6
Consumer Packaging	2,557.5	2,359.8	2,132.9
Recycling	1,228.8	585.9	150.6
Total	$9,957.5	$5,714.4	$3,084.1
Less net sales (intersegment):
Corrugated Packaging	$121.6	$81.7	$37.3
Consumer Packaging	25.2	23.5	13.0
Recycling	603.1	209.6	32.4
Total	$749.9	$314.8	$82.7
Net sales (unaffiliated customers):
Corrugated Packaging	$6,049.6	$2,687.0	$763.3
Consumer Packaging	2,532.3	2,336.3	2,119.9
Recycling	625.7	376.3	118.2
Total	$9,207.6	$5,399.6	$3,001.4
Segment income:
Corrugated Packaging	$364.0	$241.7	$143.5
Consumer Packaging	347.2	275.2	290.5
Recycling	7.1	14.8	9.0
Segment income	718.3	531.7	443.0
Restructuring and other costs, net	(75.2)	(93.3)	(7.4)
Non-allocated expenses	(109.7)	(79.5)	(62.0)
Interest expense	(119.7)	(88.9)	(75.5)
Loss on extinguishment of debt	(25.9)	(39.5)	(2.8)
Interest income and other income (expense), net	1.3	(15.0)	0.1
Income before income taxes	$389.1	$215.5	$295.4

Identifiable assets:
Corrugated Packaging	$8,300.4	$8,159.0	$1,146.7
Consumer Packaging	1,755.4	1,731.9	1,610.1
Recycling	248.9	308.3	32.3
Assets held for sale	9.6	31.9	3.2
Corporate	372.8	334.9	122.6
Total	$10,687.1	$10,566.0	$2,914.9

The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2012	2011	2010
Goodwill:
Corrugated Packaging	$1,449.1	$1,428.3	$393.0
Consumer Packaging	363.3	359.8	355.6
Recycling	52.9	51.3	0.2
Total	$1,865.3	$1,839.4	$748.8

Depreciation, depletion and amortization:
Corrugated Packaging	$411.0	$164.1	$48.2
Consumer Packaging	96.4	91.8	88.3
Recycling	13.4	5.0	1.2
Corporate	13.5	17.4	9.7
Total	$534.3	$278.3	$147.4

Capital expenditures:
Corrugated Packaging	$327.8	$74.3	$6.7
Consumer Packaging	83.7	106.3	91.0
Recycling	10.3	14.0	4.8
Corporate	30.6	4.8	3.7
Total	$452.4	$199.4	$106.2

The changes in the carrying amount of goodwill for the fiscal years ended September 30, 2012, 2011, and 2010 are as follows (in millions):

	Corrugated Packaging	Consumer Packaging	Recycling	Total
Balance as of October 1, 2009
Goodwill	$392.8	$386.2	$0.2	$779.2
Accumulated impairment losses	—	(42.8)	—	(42.8)
	392.8	343.4	0.2	736.4
Goodwill acquired	—	10.8	—	10.8
Translation adjustment	0.2	1.4	—	1.6
Balance as of September 30, 2010
Goodwill	393.0	398.4	0.2	791.6
Accumulated impairment losses	—	(42.8)	—	(42.8)
	393.0	355.6	0.2	748.8
Goodwill acquired	1,035.4	5.1	51.1	1,091.6
Translation adjustment	(0.1)	(0.9)	—	(1.0)
Balance as of September 30, 2011
Goodwill	1,428.3	402.6	51.3	1,882.2
Accumulated impairment losses	—	(42.8)	—	(42.8)
	1,428.3	359.8	51.3	1,839.4
Goodwill acquired	33.5	—	—	33.5
Purchase price allocation adjustments	(13.2)	0.7	1.6	(10.9)
Translation adjustment	0.5	2.8	—	3.3
Balance as of September 30, 2012
Goodwill	1,449.1	406.1	52.9	1,908.1
Accumulated impairment losses	—	(42.8)	—	(42.8)
	$1,449.1	$363.3	$52.9	$1,865.3

The goodwill acquired in fiscal 2012 was associated with the GMI and Mid South Acquisitions. The goodwill acquired in fiscal 2011 was associated with the Smurfit-Stone Acquisition. We finalized the Smurfit-Stone purchase price allocation in fiscal 2012.